Document and Entity Information	Dec. 21, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001628908
Document Type	8-K
Document Period End Date	Dec. 21, 2020
Entity Registrant Name	Evolent Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37415
Entity Tax Identification Number	32-0454912
Entity Address, Address Line One	800 N. Glebe Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	(571)
Local Phone Number	389-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock of Evolent Health, Inc., par value $0.01 per share
Trading Symbol	EVH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false